Cash and cash equivalents - Reverse repurchase agreements (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Total Reverse repurchase agreements	R$ 35,591	R$ 1,652,697	R$ 3,020,677
Financial Treasury Letters (LFT)
Disclosure of financial assets [line items]
Total Reverse repurchase agreements		412,492	499,996
National Financial Treasury Letters (LTN)
Disclosure of financial assets [line items]
Total Reverse repurchase agreements	30,448	R$ 1,240,205	2,420,682
National Treasury Bonds (NTN)
Disclosure of financial assets [line items]
Total Reverse repurchase agreements	1,048		R$ 99,999
Bank deposit certificates
Disclosure of financial assets [line items]
Total Reverse repurchase agreements	R$ 4,095